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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
                          Read instructions at end of
                           Form before preparing Form.
                              Please print or type.

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   1.  Name and address of issuer:
       Aetna Investment Advisers Fund, Inc.
       151 Farmington Avenue, Hartford, CT 06156
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   2.  Name of each series or class of funds for which this notice is filed:
       N/A
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   3.  Investment Company Act File Number:
       811-5773
       Securities Act File Number:
       33-27247
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   4.  Last day of fiscal year for which this notice is filed:
       December 31, 1995
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   5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]
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   6.  Date of termination of issuer's declaration under rule 24f-2(a)(i), if applicable (see Instruction A.6): N/A
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   7.  Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       0
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   8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
       0
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   9.  Number and aggregate sale price of securities sold during the fiscal year:
       73,594,602.27
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  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       73,594,602.27
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  11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       22,873,617.00

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  12.   Calculation of registration fee:

    (i) Aggregate sale price of securities
        sold during the fiscal year in
        reliance on rule 24f-2 (fromItem 10):                $  73,594,602.27
   (ii) Aggregate price of shares issued in
        connection with dividend reinvestment
        plans (from Item 11, if applicable):                 +  22,873,617.00
  (iii) Aggregate price of shares redeemed or
        repurchased during the fiscal year (if
        applicable):                                         -  43,217,708.79
   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as
        a reduction to filing fees pursuant to
        rule 24e-2 (if applicable):                          +              0
    (v) Net aggregate price of securities sold
        and issued during the fiscal year in
        reliance on rule 24f-2 (line (I),
        plus line (ii), less line (iii), plus
        line (iv)(if applicable):                               53,250,510.48
   (vi) Multiplier prescribed by Section 6(b)
        of the Securities Act of 1933 or other
        applicable law or regulation (see
        Instruction C.6):                                    x         1/2900
  (vii) Fee due (line (I) or line (v)
        multiplied by line (vi)):                                   18,362.24
                                                                    =========

 Instruction:             Issuers should complete lines (ii), (iii), (iv), and
                          (v) only if the form is being filed within 60 days
                          after the close fo the issuer's fiscal year, See
                          Instruction C.3.
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  13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996
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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James C. Hamilton
                               James C. Hamilton
                               Vice President and Treasurer

Date  February 29, 1996

   *Please print the name and title of the signing officer below the signature
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


[Aetna logo]               151 Farmington Avenue      Susan E. Bryant
                           Hartford, CT  06156        Counsel
                                                      Law & Regulatory
                                                      Affairs, RE4C
                                                      (860) 273-7834
                                                      Fax: (860) 273-8340

February 29, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

Re:  Aetna Investment Advisers Fund, Inc.
     SEC File No. 811-5773 and File No. 33-27247

Gentlemen:

The undersigned is counsel to Aetna Life Insurance and Annuity Company (ALIAC), a Connecticut corporation that is registered with the Securities and Exchange Commission ("Commission") as an investment adviser under the Investment Adviser's Act of 1940. As such, the undersigned has been involved in the public offering of shares of Aetna Investment Advisers Fund, Inc. (the "Company"), a Maryland corporation, that is registered as a management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Company has registered an indefinite number of shares ("Securities") under the Securities Act of 1933, as amended, as provided in Rule 24f-2 of the 1940 Act. This opinion is given in connection with the Notice ("Notice") being filed by the Company with the Commission as required by Rule 24f-2(b) making definite the amount of Securities sold during the fiscal year ended December 31, 1995.

I have reviewed, insofar as it relates or pertains to the Securities, the Company's Registration Statements on Form N-1A, as amended, to the date hereof, filed with the Commission, pursuant to which the Securities were sold (the "Registration Statements"). I have also examined originals or copies (certified or otherwise identified to my satisfaction) of such documents, records and other instruments as I deemed necessary or appropriate for the purpose of rendering this opinion. For purposes of such examination, I have assumed the genuineness of all signatures on the documents and the conformity to the original of all copies.

I am a member of the Connecticut, New York and Oklahoma Bars and do not purport to be an expert on the laws of any other state. My opinion herein as to any other law is based upon a limited inquiry thereof which I have deemed appropriate under the circumstances.

Based upon the foregoing, I am of the opinion that the Securities have been duly and validly authorized and, assuming that the Securities have been issued and sold in accordance with the provisions of the Registration Statement, the Securities which the enclosed Notice makes definite, were legally issued, fully paid and nonassessable.



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Page 2
Securities and Exchange Commission
February 29, 1996

I consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto. I further consent to the use of this opinion as an exhibit to the Registration Statement and to my being named under the caption "Legal Matters" therein.

Sincerely,

/s/ Susan E. Bryant
Susan E. Bryant
Counsel